Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual undiscounted payments
Lease liabilities (Note 15.1)	$ 9,435	$ 8,379
Accounts payable (Note 15.2)	6,885	8,668
Less than 1 year
Contractual undiscounted payments
Lease liabilities (Note 15.1)	2,113	2,952
Accounts payable (Note 15.2)	6,885	8,668
1 to 3 years
Contractual undiscounted payments
Lease liabilities (Note 15.1)	3,075	3,124
3 to 5 years
Contractual undiscounted payments
Lease liabilities (Note 15.1)	2,310	2,262
More than 5 years
Contractual undiscounted payments
Lease liabilities (Note 15.1)	$ 1,937	$ 40